Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,209,000
Previously Paid Amount	0.00
Total Fee Amount	491.30
Total Offset Amount	0.00
Net Fee	491.30
Narrative - Max Aggregate Offering Price	$ 3,209,000
Final Prospectus	true